FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Financial Liability Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss	$ 11,311	$ 13,621
Financial liabilities at fair value through Comprehensive income	992	316
Financial liabilities, fair value	12,303	13,937
Reclassification to profit and loss	(323)	202	$ (518)
Transfer between level 2 to level 3	0
Transfer between level 3 to level 2	0
Warrant Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss	11,311	13,621
Warrant Liabilities [Member] | Level 3 [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss	11,311	13,621
Cash Flow Hedge [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through Comprehensive income	992	316
Reclassification to profit and loss	300	0
Cash Flow Hedge [Member] | Level 2 [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through Comprehensive income	$ 992	$ 316